Goodwill and Intangible Assets (Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 1,364,609	¥ 1,347,081
Accumulated amortization	(872,587)	(823,512)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	317,337	337,675
Accumulated amortization	(251,401)	(223,738)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	37,289	36,925
Accumulated amortization	(15,585)	(12,531)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	31,630	29,825
Accumulated amortization	(15,554)	(12,979)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	117,897	126,743
Accumulated amortization	(86,661)	(94,009)
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	473,750	448,109
Accumulated amortization	(310,408)	(297,057)
Music catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	218,321	217,056
Accumulated amortization	(95,367)	(91,303)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	31,393	31,923
Accumulated amortization	(29,001)	(28,857)
Television carriage contracts (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	74,780	59,607
Accumulated amortization	(21,986)	(15,563)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	62,212	59,218
Accumulated amortization	¥ (46,624)	¥ (47,475)